November 2, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention:  Filings-Rule 497(j)

      RE:   Dreyfus Premier Opportunity Funds
            Registration Statement File No. 333-34474
            ------------------------------------------------------

Dear Sir/Madam:

      Pursuant to Rule 497 (j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent-Post-Effective Amendment No. 3 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 25, 2000.

      Please address any comments or questions to the attention of Jeff Prusnofsky at (212) 922-6796.

                                                Very truly yours,



                                                Judy Guhring
                                                Paralegal


JG\

cc:   Ernst & Young LLP
      Stroock & Stroock & Lavan